Share Capital	6 Months Ended
Jun. 30, 2026
Share Capital
Share Capital
7.
Share Capital

Authorized capital

The Company is authorized to issue an unlimited number of common voting shares and preferred shares without nominal or par value.

During the three and six months ended June 30, 2026 and 2025, the Company had the following equity transactions:

ATM Share Issuances

On August 8, 2025, the Company announced the establishment of an at-the-market ("ATM") equity program superseding the Company's previous ATM program, which had been fully utilized, allowing the Company to issue and sell up to $50.0 million of its common shares from treasury to the public (the "Current ATM program").

During the three and six months ended June 30, 2026, the Company issued a total of 3,139,330 and 5,361,672 common shares, respectively, under the Current ATM program at an average price of $3.59 and $4.12, respectively per share. Gross proceeds provided were $11.3 million and $22.1 million, respectively, during the three and six months ended June 30, 2026 and net proceeds provided were $11.0 million and $21.5 million, respectively. This includes trades that were executed on June 30, 2026 but settled subsequent to period end, generating gross and net proceeds of $1.9 million and $1.9 million, respectively. The related receivable is presented within Other current assets and receivables on the Company's condensed consolidated interim statements of financial position.

During the three and six months ended June 30, 2025, the Company issued a total of 6,551,590 and 11,162,960 common shares, respectively, under a previous ATM program at an average price of $1.72 and $1.66, respectively per share, resulting in gross proceeds of $11.3 million and $18.5 million, respectively, and net proceeds of $11.0 million and $18.0 million, respectively. This includes trades that were executed on June 30, 2025 but settled subsequent to period end, generating gross and net proceeds of $0.2 million and $0.2 million, respectively.

Options

The Company has an option plan in place under which it is authorized to grant options ("Options") to its officers, directors, consultants, management and company employees enabling them to cumulatively acquire up to 10% of the issued and outstanding common stock of the Company pursuant to awards issued under the option plan and any other equity compensation arrangements. Under the option plan, the exercise price of each Option shall not be less than the price permitted by the TSXV. The Options can be granted for a maximum term of 10 years and generally have a vesting period of three years.

The weighted average fair value at grant date of Options granted during the six months ended June 30, 2026 and 2025 was $2.07 and $1.10 per Option, respectively. The fair value was determined using the Black-Scholes option-pricing model using the following weighted average assumptions:

	Six months ended June 30,
	2026	2025
Expected stock price volatility	76%	108%
Risk-free interest rate	3.94%	4.00%
Dividend yield	—	—
Expected life of Options	5 years	5 years
Stock price on date of grant	$3.23	$1.40
Exercise price	$3.23	$1.40
Forfeiture rate	—	—

The following table summarizes the Option activity for the six months ended June 30, 2026:

	Number of Options	Weighted average exercise price
December 31, 2025	11,678,698	$2.40
Options granted	1,167,981	3.23
Options exercised	(685,000)	2.83
June 30, 2026	12,161,679	$2.46

The following table summarizes Options outstanding and exercisable as of June 30, 2026:

	Options Outstanding			Options Exercisable
Exercise Price	Number of Shares	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$4.78	200,000	0.05	$4.78	200,000	$4.78
$4.94	200,000	0.68	$4.94	200,000	$4.94
$6.52	170,000	0.71	$6.52	170,000	$6.52
$7.45	100,000	0.78	$7.45	100,000	$7.45
$3.77	2,690,000	1.78	$3.77	2,690,000	$3.77
$3.85	150,000	1.90	$3.85	150,000	$3.85
$2.97	750,000	2.24	$2.97	583,332	$2.97
$1.07	100,000	2.80	$1.07	75,000	$1.07
$1.13	1,063,394	3.11	$1.13	354,465	$1.13
$1.36	2,000,000	3.18	$1.36	1,333,334	$1.36
$1.42	863,852	3.47	$1.42	487,951	$1.42
$1.35	1,598,853	3.74	$1.35	732,951	$1.35
$1.27	557,599	3.75	$1.27	185,866	$1.27
$1.78	300,000	3.98	$1.78	100,000	$1.78
$2.92	250,000	4.14	$2.92	100,000	$2.92
$3.23	1,167,981	4.75	$3.23	—	$3.23
	12,161,679	2.95	$2.46	7,462,899	$2.80

Long-term Incentive Plan

The Company has a long-term incentive plan (the "Plan") in accordance with the policies of the TSXV whereby, from time to time at the discretion of the Company's Board of Directors (the "Board"), eligible directors, officers and employees are awarded restricted share units ("RSUs"). The RSUs that are subject to, among other things, the recipient's deferral right in accordance with the Income Tax Act (Canada) convert automatically into common shares upon vesting. In addition, the Company may issue deferred share units ("DSUs"). DSUs may be redeemed upon retirement or termination from the Company. In accordance with the Plan, the aggregate number of common shares to be issued shall not exceed 10% of the Company’s issued and outstanding common shares at any given time when combined with the aggregate number of Options, RSUs and DSUs issued pursuant to the Plan and any other equity compensation arrangements.

The following table summarizes the RSU activity for the six months ended June 30, 2026:

	Number of RSUs	Weighted average grant date fair value(1)
December 31, 2025	2,491,231	$1.27
Granted	802,543	3.23
Vested	(495,612)	1.33
June 30, 2026	2,798,162	$1.82

(1)
Grant-date fair value represents the closing market price of the Company’s common shares on the date of grant.

The following table summarizes the DSU activity for the six months ended June 30, 2026:

	Number of DSUs	Weighted average grant date fair value(1)
December 31, 2025	1,993,725	$2.36
Granted	216,720	3.23
Conversion of DSUs to common shares	(55,762)	1.35
June 30, 2026	2,154,683	$2.47
(1)
Grant-date fair value represents the closing market price of the Company’s common shares on the date of grant.

Share-based compensation expense

Share-based compensation recorded for each type of award is as follows (in thousands):

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
Options	$847	$868	$1,527	$1,756
RSUs	670	643	1,095	987
DSUs	179	355	339	543
Total	$1,696	$1,866	$2,961	$3,286